OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	[1]	$ 27,787	$ 35,869
Government institutions		6,763	3,206
Deferred contract costs	[1]	8,557	10,751
Advances to suppliers		1,639	1,962
Employees		227	272
Others		1,094	664
Other current assets, net		$ 46,067	$ 52,724

[1]	See Note 1W